Fund summaries
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund
Putnam Arizona Tax Exempt Income Fund
Goal
Putnam Arizona Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Arizona personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Arizona Tax Exempt Income Fund	Class A		Class B		Class C	Class M	Class Y
Share class	Class A		Class B		Class C	Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Arizona Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.21%	[1]	0.85%	1.00%	0.50%
Other expenses	0.18%		0.18%	0.18%	0.18%	0.18%
Total annual fund operating expenses	0.83%		1.47%	1.62%	1.12%	0.62%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Arizona Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	481	650	265	435	63
3 years	654	765	511	669	199
5 years	842	1,003	881	922	346
10 years	1,384	1,584	1,922	1,644	774

Expense Example, No Redemption Putnam Arizona Tax Exempt Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	150	165
3 years	465	511
5 years	803	881
10 years	1,584	1,922

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 11%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Arizona personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 3.01% Best calendar quarter Q3 2009 7.95% Worst calendar quarter Q3 2008 -4.51%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Arizona Tax Exempt Income Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(1.63%)	2.63%	3.76%
before taxes Class B	Class B	before taxes		(3.16%)	2.44%	3.51%
before taxes Class C	Class C	before taxes		0.77%	2.69%	3.41%
before taxes Class M	Class M	before taxes		(1.17%)	2.49%	3.55%
before taxes Class Y	Class Y	before taxes		2.78%	3.60%	4.27%
after taxes on distributions Class A	Class A	after taxes on distributions		(1.63%)	2.59%	3.74%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		0.40%	2.84%	3.83%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Goal
Putnam Massachusetts Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Massachusetts Tax Exempt Income Fund	Class A		Class B		Class C	Class M	Class Y
Share class	Class A		Class B		Class C	Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Massachusetts Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.22%	[1]	0.85%	1.00%	0.50%
Other expenses	0.11%		0.11%	0.11%	0.11%	0.11%
Total annual fund operating expenses	0.77%		1.40%	1.55%	1.05%	0.55%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Massachusetts Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	475	643	258	429	56
3 years	637	744	490	649	177
5 years	812	967	846	887	309
10 years	1,319	1,511	1,848	1,569	693

Expense Example, No Redemption Putnam Massachusetts Tax Exempt Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	143	158
3 years	444	490
5 years	767	846
10 years	1,511	1,848

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 12%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Massachusetts personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 4.07% Best calendar quarter Q3 2009 8.19% Worst calendar quarter Q4 2010 -5.07%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Massachusetts Tax Exempt Income Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(1.71%)	2.95%	4.01%
before taxes Class B	Class B	before taxes		(3.16%)	2.77%	3.77%
before taxes Class C	Class C	before taxes		0.62%	2.96%	3.62%
before taxes Class M	Class M	before taxes		(1.17%)	2.81%	3.79%
before taxes Class Y	Class Y	before taxes		2.64%	3.96%	4.53%
after taxes on distributions Class A	Class A	after taxes on distributions		(1.74%)	2.88%	3.95%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		0.37%	3.09%	4.03%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Goal
Putnam Michigan Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Michigan personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Michigan Tax Exempt Income Fund	Class A		Class B		Class C	Class M	Class Y
Share class	Class A		Class B		Class C	Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Michigan Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.22%	[1]	0.85%	1.00%	0.50%
Other expenses	0.17%		0.17%	0.17%	0.17%	0.17%
Total annual fund operating expenses	0.83%		1.46%	1.61%	1.11%	0.61%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Michigan Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	481	649	264	434	62
3 years	654	762	508	666	195
5 years	842	997	876	917	340
10 years	1,384	1,575	1,911	1,633	762

Expense Example, No Redemption Putnam Michigan Tax Exempt Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	149	164
3 years	462	508
5 years	797	876
10 years	1,575	1,911

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 8%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Michigan personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 3.72% Best calendar quarter Q3 2009 8.27% Worst calendar quarter Q4 2010 -4.50%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Michigan Tax Exempt Income Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(2.16%)	2.52%	3.62%
before taxes Class B	Class B	before taxes		(3.60%)	2.35%	3.38%
before taxes Class C	Class C	before taxes		0.15%	2.59%	3.26%
before taxes Class M	Class M	before taxes		(1.64%)	2.39%	3.39%
before taxes Class Y	Class Y	before taxes		2.19%	3.50%	4.12%
after taxes on distributions Class A	Class A	after taxes on distributions		(2.16%)	2.51%	3.62%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(0.03%)	2.72%	3.69%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Goal
Putnam Minnesota Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Minnesota personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Minnesota Tax Exempt Income Fund	Class A		Class B		Class C	Class M	Class Y
Share class	Class A		Class B		Class C	Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Minnesota Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.16%		0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.83%		1.45%	1.60%	1.10%	0.60%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Minnesota Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	481	648	263	434	61
3 years	654	759	505	663	192
5 years	842	992	871	911	335
10 years	1,384	1,567	1,900	1,622	750

Expense Example, No Redemption Putnam Minnesota Tax Exempt Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	148	163
3 years	459	505
5 years	792	871
10 years	1,567	1,900

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 17%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Minnesota personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 4.03% Best calendar quarter Q3 2009 6.51% Worst calendar quarter Q4 2010 -4.22%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Minnesota Tax Exempt Income Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(1.74%)	2.66%	3.79%
before taxes Class B	Class B	before taxes		(3.06%)	2.49%	3.56%
before taxes Class C	Class C	before taxes		0.68%	2.75%	3.44%
before taxes Class M	Class M	before taxes		(1.23%)	2.51%	3.57%
before taxes Class Y	Class Y	before taxes		2.58%	3.67%	4.29%
after taxes on distributions Class A	Class A	after taxes on distributions		(1.80%)	2.64%	3.78%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		0.17%	2.82%	3.83%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Goal
Putnam New Jersey Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and New Jersey personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam New Jersey Tax Exempt Income Fund	Class A		Class B		Class C	Class M	Class Y
Share class	Class A		Class B		Class C	Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam New Jersey Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.11%		0.11%	0.11%	0.11%	0.11%
Total annual fund operating expenses	0.78%		1.40%	1.55%	1.05%	0.55%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam New Jersey Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	476	643	258	429	56
3 years	639	743	490	648	176
5 years	816	966	845	886	307
10 years	1,327	1,510	1,845	1,566	689

Expense Example, No Redemption Putnam New Jersey Tax Exempt Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	143	158
3 years	443	490
5 years	766	845
10 years	1,510	1,845

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 9%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and New Jersey personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 3.15% Best calendar quarter Q3 2009 8.26% Worst calendar quarter Q4 2010 -4.47%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam New Jersey Tax Exempt Income Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(2.20%)	2.92%	3.87%
before taxes Class B	Class B	before taxes		(3.70%)	2.75%	3.62%
before taxes Class C	Class C	before taxes		0.18%	2.98%	3.51%
before taxes Class M	Class M	before taxes		(1.71%)	2.81%	3.64%
before taxes Class Y	Class Y	before taxes		2.10%	3.92%	4.37%
after taxes on distributions Class A	Class A	after taxes on distributions		(2.20%)	2.92%	3.86%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(0.04%)	3.09%	3.91%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Goal
Putnam Ohio Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Ohio Tax Exempt Income Fund	Class A		Class B		Class C	Class M	Class Y
Share class	Class A		Class B		Class C	Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Ohio Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.13%		0.13%	0.13%	0.13%	0.13%
Total annual fund operating expenses	0.80%		1.42%	1.57%	1.07%	0.57%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Ohio Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	478	645	260	431	58
3 years	645	749	496	654	183
5 years	826	976	855	896	318
10 years	1,350	1,533	1,867	1,588	714

Expense Example, No Redemption Putnam Ohio Tax Exempt Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	145	160
3 years	449	496
5 years	776	855
10 years	1,533	1,867

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 11%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Ohio personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate-to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 3.75% Best calendar quarter Q3 2009 7.12% Worst calendar quarter Q4 2010 -4.37%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Ohio Tax Exempt Income Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(3.14%)	2.43%	3.67%
before taxes Class B	Class B	before taxes		(4.65%)	2.27%	3.44%
before taxes Class C	Class C	before taxes		(0.90%)	2.49%	3.32%
before taxes Class M	Class M	before taxes		(2.69%)	2.30%	3.48%
before taxes Class Y	Class Y	before taxes		1.06%	3.43%	4.19%
after taxes on distributions Class A	Class A	after taxes on distributions		(3.14%)	2.42%	3.67%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(0.66%)	2.66%	3.74%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Goal
Putnam Pennsylvania Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Pennsylvania Tax Exempt Income Fund	Class A		Class B		Class C	Class M	Class Y
Share class	Class A		Class B		Class C	Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Pennsylvania Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Share class	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.12%		0.12%	0.12%	0.12%	0.12%
Total annual fund operating expenses	0.79%		1.41%	1.56%	1.06%	0.56%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Pennsylvania Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
Share class	Class A	Class B	Class C	Class M	Class Y
1 year	477	644	259	430	57
3 years	642	746	493	651	179
5 years	821	971	850	891	313
10 years	1,339	1,522	1,856	1,577	701

Expense Example, No Redemption Putnam Pennsylvania Tax Exempt Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	144	159
3 years	446	493
5 years	771	850
10 years	1,522	1,856

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 13%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Pennsylvania personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 3.51% Best calendar quarter Q3 2009 6.87% Worst calendar quarter Q4 2010 -4.41%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Pennsylvania Tax Exempt Income Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(2.33%)	2.49%	3.89%
before taxes Class B	Class B	before taxes		(3.88%)	2.31%	3.65%
before taxes Class C	Class C	before taxes		(0.09%)	2.55%	3.54%
before taxes Class M	Class M	before taxes		(1.90%)	2.36%	3.68%
before taxes Class Y	Class Y	before taxes		1.89%	3.50%	4.40%
after taxes on distributions Class A	Class A	after taxes on distributions		(2.33%)	2.49%	3.89%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(0.13%)	2.70%	3.94%
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.